35 Financial Instruments (Details 2) - Liquidity Risk [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	R$ 19,131,996
Loans and Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	4,184,163
Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	10,413,434
Accounts Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,799,880
Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,873,193
Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	18,154
Special Tax Regularization Program - Pert [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	605,693
Sectorial Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	108,367
Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	126,999
Less Than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,756,769
Less Than 1 Month [Member] | Loans and Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	31,783
Less Than 1 Month [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	391,329
Less Than 1 Month [Member] | Accounts Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	6,099
Less Than 1 Month [Member] | Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,313,913
Less Than 1 Month [Member] | Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	6,037
Less Than 1 Month [Member] | Special Tax Regularization Program - Pert [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	4,122
Less Than 1 Month [Member] | Sectorial Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Less Than 1 Month [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	3,485
1 To 3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	508,576
1 To 3 Months [Member] | Loans and Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	115,995
1 To 3 Months [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	61,304
1 To 3 Months [Member] | Accounts Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	12,198
1 To 3 Months [Member] | Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	291,700
1 To 3 Months [Member] | Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	12,117
1 To 3 Months [Member] | Special Tax Regularization Program - Pert [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	8,282
1 To 3 Months [Member] | Sectorial Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
1 To 3 Months [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	6,980
3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,610,184
3 Months To 1 Year [Member] | Loans and Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	308,094
3 Months To 1 Year [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,049,225
3 Months To 1 Year [Member] | Accounts Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	56,222
3 Months To 1 Year [Member] | Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	127,030
3 Months To 1 Year [Member] | Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
3 Months To 1 Year [Member] | Special Tax Regularization Program - Pert [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	37,820
3 Months To 1 Year [Member] | Sectorial Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
3 Months To 1 Year [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	31,793
1 to 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	10,193,923
1 to 5 Years [Member] | Loans and Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,063,354
1 to 5 Years [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	7,256,323
1 to 5 Years [Member] | Accounts Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	336,027
1 to 5 Years [Member] | Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	140,550
1 to 5 Years [Member] | Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
1 to 5 Years [Member] | Special Tax Regularization Program - Pert [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	219,788
1 to 5 Years [Member] | Sectorial Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	108,367
1 to 5 Years [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	73,515
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	5,057,996
Over 5 Years [Member] | Loans and Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,666,502
Over 5 Years [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,655,253
Over 5 Years [Member] | Accounts Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,389,334
Over 5 Years [Member] | Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Over 5 Years [Member] | Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Over 5 Years [Member] | Special Tax Regularization Program - Pert [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	335,681
Over 5 Years [Member] | Sectorial Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Over 5 Years [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	R$ 11,226